FINANCIAL ASSETS AND LIABILITIES	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
7.1 Categories of financial assets and financial liabilities
The classification of financial instruments is summarized as follows:

	Classifications	September 30, 2022	December 31, 2021
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	66,613,415	241,702,030
Trade and other receivables	Amortized cost	25,230,380	25,373,946
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable	Amortized cost	10,852,119	3,904,401
Other government assistance receivable	Amortized cost	6,638,021	903,356

FINANCIAL LIABILITIES
Loans on research and development tax credits and subsidies receivable	Amortized cost	9,771,494	10,564,590
Trade and other payables	Amortized cost	65,419,051	33,343,630
Long-term debt and other debts	Amortized cost	47,700,011	2,513,080
Share warrant obligations	FVTPL	18,417,632	106,225,934
7.2 Fair value of financial instruments
Current financial instruments that are not measured at fair value on the consolidated statement of financial position as at September 30, 2022 include trade and other receivables, incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable, other government assistance receivable, loans on research and development tax credits and subsidies receivable and trade and other payables. Their carrying values are considered to be a reasonable approximation of their fair value because of their short-term maturity and / or contractual terms of these instruments.
As at September 30, 2022, the fair value of long-term debt and other debts was based on discounted cash flows and was not materially different from its carrying value because there was no material change in the assumptions used for fair value determination at inception. Therefore, their principal amount approximated their fair value. As at September 30, 2022, the fair value of the private share warrants was determined using the Black-Scholes option pricing model and the fair value of the public share warrants was determined using their market value. The fair value of the other share warrant obligations was determined as described in Note 9.
7 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
7.2 Fair value of financial instruments (continued)
As at September 30, 2022, the impact of a 5.0% increase in the value of the Company's share price would have an impact of increasing the fair value of the private share warrants and the warrant issued to a customer and a corresponding decrease in consolidated net earnings of $649,556 and a 5.0% decrease in the value would have an impact of increasing consolidated net earnings by $611,596. As at September 30, 2022, the impact of a 5.0% increase or decrease in the value of the Company's share price would have an impact of $664,204 on the fair value of the public warrants, with a corresponding impact on the consolidated net earnings.

7.3 Fair Value Hierarchy
Fair value measurements are categorized in accordance with the following level:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability; and
Level 3: Inputs are unobservable inputs for the asset or liability.
The Group's financial instruments are categorized as follow on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt	Level 2